Offerings - Offering: 1	Jul. 31, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Amount Registered | shares	1,950,000
Proposed Maximum Offering Price per Unit	64.02
Maximum Aggregate Offering Price	$ 124,839,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 19,112.85
Offering Note
(1)
Pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also cover any additional shares of common stock that become issuable under the Donnelley Financial Solutions, Inc. Amended and Restated 2016 Performance Incentive Plan, as amended (the “Plan”) by reason of any stock dividend, stock split, recapitalization or other similar transaction effected which results in an increase in the number of outstanding shares of common stock issuable pursuant to awards granted under the Plan.
(2)
Pursuant to Rule 457(h)(1) and 457(c) under the Securities Act, this amount is calculated based upon the average of the high and low prices of the common stock of Donnelley Financial Solutions, Inc. reported on the New York Stock Exchange on July 25, 2025 of $64.02. It is estimated solely for the purpose of calculating the registration fee.